UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP

6101 Condor Drive
Moorpark , California 93021

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive,   Moorpark , California 93021
(818) 224-7050

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 100.3%
Mortgage Investments – 97.7%*
PNMAC Mortgage Co., LLC^	$1,469,712	$14,550,909
PNMAC Mortgage Co Funding, LLC^	124,413,640	156,412,853
PNMAC Mortgage Co Funding II, LLC^	98,405,825	107,788,444
PNMAC Mortgage Co. (FI), LLC^	30,245,666	31,081,597
Total Mortgage Investments (Cost $254,534,843)	254,534,843	309,833,803

Mortgage-Backed Securities – 1.7%*
SWDNSI Trust Series 2010-2^	5,845,118	5,253,053
Total Mortgage-Backed Securities (Cost $5,845,118)	5,845,118	5,253,053

Short-Term Investments – 0.9%*
Black Rock Liquidity Fund - TempFund Institutional Shares^	2,817,064	2,817,064
Total Short-Term Investments (Cost $2,817,064)	2,817,064	2,817,064

TOTAL INVESTMENTS - 100.3%* (Cost $263,197,025)		317,903,920

Liabilities in Excess of Other Assets - (0.3%)*		(875,938)
TOTAL PARTNERS' CAPITAL - 100%*		$317,027,982
* Percentages are stated as a percent of net assets. ^ Investment represents securities held or issued by related parties
All investments are in the United States of America

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows**:

Cost of investments	$263,197,025
Net unrealized appreciation	$54,706,895

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the investment manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Master Fund’s investment manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such loans or investments existed, or had such loans or investments been liquidated, and those differences could be material to the financial statements.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of March 31, 2013:

Description	Total	Level 1	Level 2	Level 3
Short-term Investments	$2,817,064	$2,817,064	$-	$-
Mortgage-Backed Securities	5,253,053	-	-	5,253,053
Mortgage Investments	309,833,803	-	-	309,833,803
Total Investments	$317,903,920	$2,817,064	$-	$315,086,856

Following is a summary of changes in Statement of Assets and Liabilities line items measured using Level 3 inputs:

	Mortgage Investments	Mortgage-Backed Securities	Total
Balance as of December 31, 2012	$300,957,142	$5,019,339	$305,976,481
Change in unrealized appreciation	13,832,771	249,704	14,082,476
Purchases	43,890	-	43,890
Distributions	(5,000,000)	-	(5,000,000)
Repayments	-	(15,990)	(15,990)
Balance as of March 31, 2013	$309,833,803	$5,253,053	$315,086,856

Valuation Techniques and Assumptions

Mortgage Investments

The Master Fund’s primary investments are the Mortgage Investments (comprised of investments in PNMAC Mortgage Co., LLC; PNMAC Mortgage Co Funding, LLC, PNMAC Mortgage Co Funding II, LLC and PNMAC Mortgage Co (FI), LLC). Most of the Mortgage Investments’ assets are mortgage loans and real estate acquired in settlement of loans which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of these assets.

Mortgage Loans

The mortgage loans carried by Mortgage Investments are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The investment manager’s Financial Analysis and Valuation (“FAV”)  staff computes the effect on the valuation of changes in input variables such as interest rates, home prices, and delinquency status and history in order to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the investment manager’s valuation committee as part of its review and approval of monthly valuation results.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow	Discount rate	8.0% - 18.2%
(11.9%)
	Twelve-month housing price index change	2.4% - 9.0%
(3.6%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 3.8% (2.6%)
	Total Prepayment speed (Life total CPR) (2)	1.1% - 25.3%
(19.1%)
(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Real Estate Acquired in Settlement of Loans

The Mortgage Investments measure their investments in real estate acquired in settlement of loans at the respective properties’ estimated fair values. Fair value of real estate acquired in settlement of loans is based on a broker’s price opinion, full appraisal, or the price given in a current contract for sale of the property.

Mortgage-Backed Security (“MBS”)

The Master Funds’ investment in MBS is a non-Agency MBS. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association.

Fair value of non-Agency MBS is determined based on whether the MBS is backed by loans held by the Master Fund or the Mortgage Investments, or by non-affiliates. MBS backed by mortgage loans held by the Master Fund or the Mortgage Investments are valued using the approach described under Mortgage Loans above. Fair value of MBS issued by non-affiliates is estimated using broker indications of value.

For indications of value received, the FAV staff reviews the price indications provided by non-affiliate brokers for completeness, accuracy and consistency across all similar bonds managed by the investment manager. Bond-level analytics such as yield, weighted average life and projected prepayment and default speeds of the underlying collateral are computed. The reasonableness of the brokers’ indications of value and of changes in value from period to period is evaluated in light of the analytical review performed and considering market conditions.

The review of the FAV staff is reported to the investment manager’s valuation committee as part of its review and approval of monthly valuation results. The investment manager has not and does not intend to adjust its fair value estimates to amounts different than the brokers’ indications of value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s MBS are discount rates, prepayment speeds, default speeds and loss severities in the event of default (or “collateral remaining loss percentage”). Significant changes in any of those inputs in isolation could result in a significant change in fair value measurement. Changes in these assumptions are not directly correlated, as they may be separately affected by changes in collateral characteristics and performance, servicer behavior, legal and regulatory actions, economic and housing market data and market sentiment.

Following is a quantitative summary of key assumptions used by the investment manager’s FAV staff to evaluate the reasonableness of the fair value of MBS:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow of underlying distressed mortgage loans	Discount rate	8.0% - 13.8%
(11.9%)
	Twelve-month housing price index change	3.4% - 4.1%
(3.6%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	1.6% - 3.8% (2.7%)
	Total Prepayment speed (Life total CPR) (2)	12.3% - 25.3%
(19.1%)
(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title) /s/ Stanford L. Kurland
 Stanford L. Kurland, CEO

Date May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stanford L. Kurland
 Stanford L. Kurland, CEO

Date May 30, 2013

By (Signature and Title) /s/ Anne D. McCallion
Anne D. McCallion, CFO

Date  May 29, 2013